Long-Term Debt - Additional Information - NOK Bonds (Details) NOK in Millions	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 NOK
Norwegian Kroner Bond due in January 2019
Debt Instrument [Line Items]
Debt issued	$ 125,600,000	NOK 1,000
Norwegian Kroner Bond issued January 2013
Debt Instrument [Line Items]
Debt issued		800
Norwegian Kroner Bond due in January 2018
Debt Instrument [Line Items]
Debt issued		160
Norwegian Kroner Bond due in December 2018
Debt Instrument [Line Items]
Debt issued	100,500,000	640
Norwegian Kroner Bond due in January 2017
Debt Instrument [Line Items]
Debt issued		420
Norwegian Kroner Bond due in October 2017
Debt Instrument [Line Items]
Debt issued		180
Norwegian Kroner Bond due in November 2018
Debt Instrument [Line Items]
Debt issued	52,700,000	NOK 240
Bonds | Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Debt instrument, principal amount | $	$ 250,000,000
Bonds | Norwegian Kroner Bond due in January 2019 | Interest Rate Swap
Debt Instrument [Line Items]
Fixed interest rate	7.45%	7.45%
Debt instrument, principal amount | $	$ 162,200,000
Bonds | Norwegian Kroner Bond due in January 2019 | NIBOR
Debt Instrument [Line Items]
Marginal rate added for interest paid	4.25%
Bonds | Norwegian Kroner Bond issued January 2013 | NIBOR
Debt Instrument [Line Items]
Marginal rate added for interest paid	5.75%
Bonds | Norwegian Kroner Bond due in December 2018 | Maximum
Debt Instrument [Line Items]
Repayment price (as a percentage)	103.00%
Bonds | Norwegian Kroner Bond due in December 2018 | Minimum
Debt Instrument [Line Items]
Repayment price (as a percentage)	101.00%
Bonds | Norwegian Kroner Bond due in November 2018 | Maximum
Debt Instrument [Line Items]
Repayment price (as a percentage)	103.00%
Bonds | Norwegian Kroner Bond due in November 2018 | Minimum
Debt Instrument [Line Items]
Repayment price (as a percentage)	101.00%
Bonds | Norwegian Kroner Bond due in November 2018 | NIBOR
Debt Instrument [Line Items]
Marginal rate added for interest paid	5.75%